Document And Entity Information - shares	6 Months Ended
	Jun. 30, 2015	Aug. 03, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	BLUE CALYPSO, INC.
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		5,013,366
Amendment Flag	true
Amendment Description	The XBRL files are flagged as amended because additional information has been included in the subsequent event footnote compared to the financial statements as originally filed with Form 10-Q
Entity Central Index Key	0001399587
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q2